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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Quarter Ended March 31, 2007

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Name of Institutional Investment Manager Filing this Report:
			Name:		 Lloyd George Management (BVI) Limited
			Address:	 c/O Suite 3808, One Exchange Square,
					 Central, Hong Kong
			13F File Number: 28 - 12186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			William Kerr
Title:			Chief Financial Officer
Phone:			852-28454433

Signature		Place and Date of Signing
William Kerr		Central, Hong Kong, May 14, 2007


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       2
Form 13F Information Table Entry Total:  40
Form 13F Information Table Value Total:  $586,569,000


List of Other Included Managers:


NO. 13F File Number		Name

01  28-12261			Lloyd George Management (Europe) Limited
02  28-				Lloyd George Investment Management (Bermuda) Limited

FORM 13F INFORMATION TABLE
Quarter ENDED 31 March 2007



     NAME OF ISSUER          TITLE     CUSIP       VALUE   SHARES  SH   PUT  INVSTMT  OTHER      VOTING AUTHORITY
                             OF CLASS              X1000   PRN AMT PRN  CALL DSCRETN MANAGERS SOLE     SHARED    NONE
 -------------------------   --------- ----------  ------- -------- --- ---- ------- -------- ------- -------- -------
 BANCO LATINAMERICANO DE EXP CL E      P169941328   5308    319000  SH       DEFINED   01      319000        0       0
 BANCO LATINAMERICANO DE EXP CL E      P169941328     72      4300  SH       DEFINED   02        4300        0       0
 BUNGE LTD                   ADR       G169621056  43133    524600  SH       DEFINED   01      451900        0   72700
 BUNGE LTD                   ADR       G169621056  27190    330700  SH       DEFINED   02      330700        0       0
 CHUNGHUA TELECOM CO LTD     ADR       17133Q2057  31863   1599536  SH       DEFINED   01     1599536        0       0
 CHUNGHUA TELECOM CO LTD     ADR       17133Q2057  27567   1383873  SH       DEFINED   02     1383873        0       0
 CTRIP.COM INT'L 	     ADR       22943F1003  12265    183104  SH       DEFINED   02      183104        0       0
 ENERSIS S.A.                ADR       29274F1049  52452   3219898  SH       DEFINED   01     2731983        0  487915
 ENERSIS S.A.                ADR       29274F1049  22978   1410533  SH       DEFINED   02     1410533        0       0
 ENERSIS S.A.                ADR       29274F1049   3138    192619  SH       DEFINED           192619        0       0
 FOCUS MEDIA                 ADR       34415V1098   7242     92300  SH       DEFINED   01        9000        0   83300
 FOCUS MEDIA                 ADR       34415V1098  23711    302200  SH       DEFINED   02      106500        0  195700
 FOCUS MEDIA                 ADR       34415V1098   4935     62900  SH       DEFINED            62900        0       0
 HDFC BANK LTD               ADR       40415F1012   4426     68680  SH       DEFINED   02       68680        0       0
 HOME INNS + HOTELS MGT INC  ADR       43713W1071    795     21880  SH       DEFINED   02       18030        0    3850
 HOME INNS + HOTELS MGT INC  ADR       43713W1071   2650     72910  SH       DEFINED            72910        0       0
 ICICI BANK LTD              ADR       45104G1040    967     26300  SH       DEFINED   02           0        0   26300
 KOOKMIN BANK                ADR       50049M1099   9385    104100  SH       DEFINED   01       21600        0   82500
 KOOKMIN BANK                ADR       50049M1099   2380     26400  SH       DEFINED   02       21000        0    5400
 KOREA FUND INC		   COM STOCK   5006341003    516     15569  SH       DEFINED   02       15569        0       0
 MINDRAY MEDICAL INTL LTD    ADR       6026751007    152      6380  SH       DEFINED   02        6380        0       0
 MOBILE TELESYSTEMS          ADR       6074091090  59569   1064500  SH       DEFINED   01      936000        0  128500
 MOBILE TELESYSTEMS          ADR       6074091090  32283    576900  SH       DEFINED   02      576900        0       0
 MOBILE TELESYSTEMS          ADR       6074091090   2412     43100  SH       DEFINED            43100        0       0
 NEW ORIENTAL EDUCATION      ADR       6475811070   2270     56000  SH       DEFINED   02       36600        0   19400
 NEW ORIENTAL EDUCATION      ADR       6475811070   2639     65100  SH       DEFINED            65100        0       0
 PETROLEO BRAZILEIRO S.A.    ADR       71654V4086    304      3050  SH       DEFINED   02        3050        0       0
 POSCO                       ADR       6934831099   9761     93900  SH       DEFINED   01       19000        0   74900
 POSCO                       ADR       6934831099  20428    196520  SH       DEFINED   02      196520        0       0
 SK TELECOM                  ADR       78440P1084   5518    235600  SH       DEFINED   01      235600        0       0
 SK TELECOM                  ADR       78440P1084     75      3200  SH       DEFINED   02        3200        0       0
 SOC QUIMICA Y MINERA CHILE  ADR       8336351056    204      1400  SH       DEFINED   02        1400        0       0
 SUNTECH POWER HOLDINGS LTD  ADR       86800C1045   3425     98950  SH       DEFINED   02       91630        0    7320
 TAIWAN SEMICONDUCTOR        ADR       8740391003  32054   2981736  SH       DEFINED   01     2212231        0  769505
 TAIWAN SEMICONDUCTOR        ADR       8740391003  20706   1926103  SH       DEFINED   02     1926103        0       0
 TATA MOTORS                 ADR       8765685024    147      9074  SH       DEFINED   02        9074        0       0
 TENARIS S.A.                ADR       88031M1099  69668   1517819  SH       DEFINED   01     1335136        0  182683
 TENARIS S.A.                ADR       88031M1099  37813    823815  SH       DEFINED   02      823815        0       0
 TENARIS S.A.                ADR       88031M1099   2779     60551  SH       DEFINED            60551        0       0
 ULTRAPETROL BAHAMAS LTD   COM STOCK   P943981071   1393     83000  SH       DEFINED   01       83000        0       0

